Segments	12 Months Ended
Sep. 30, 2012
Segments

16. SEGMENTS

During TransDigm’s third quarter ended June 29, 2013, the Company changed its internal management structure and its reporting structure of financial information used to assess performance and allocate resources. The Company’s businesses are organized and managed in three reporting segments: Power & Control, Airframe and Non-aviation.

The Power & Control segment includes operations that primarily develop, produce and market systems and components that predominately provide power to or control power of the aircraft utilizing electronic, fluid, power and mechanical motion control technologies. Primary customers of this segment are engine and power system and subsystem suppliers, airlines, third party maintenance suppliers, military buying agencies and repair depots. Products are sold in the original equipment and aftermarket market channels.

The Airframe segment includes operations that primarily develop, produce and market systems and components that are used in non-power airframe applications utilizing airframe and cabin structure technologies. Primary customers of this segment are airframe manufacturers and cabin system suppliers and sub system suppliers, airlines, third party maintenance suppliers, military buying agencies and repair depots. Products are sold in the original equipment and aftermarket market channels.

The Non-aviation segment includes operations that primarily develop, produce and market products for non-aviation markets. Primary customers of this segment are off road vehicle suppliers and sub system suppliers, child restraint system suppliers, satellite and space system suppliers and fueling system components primarily for the mining industry.

The primary measurements used by management to review and assess the operating performance of each segment are segment net sales, segment EBITDA As Defined and related margin percentage of segment net sales. The Company defines EBITDA As Defined as earnings before interest, taxes, depreciation and amortization plus certain non-operating items including refinancing costs, acquisition-related costs, transaction-related costs and non-cash compensation charges incurred in connection with the Company’s stock option plans. Acquisition-related costs represent accounting adjustments to inventory associated with acquisitions of businesses and product lines that were charged to cost of sales when the inventory was sold; costs incurred to integrate acquired businesses and product lines into the Company’s operations, facility relocation costs and other acquisition-related costs; transaction related costs comprising deal fees; legal, financial and tax diligence expenses and valuation costs that are required to be expensed as incurred and other acquisition accounting adjustments.

EBITDA As Defined is not a measurement of financial performance under accounting principles generally accepted in the United States of America (“GAAP”). Although we use EBITDA As Defined to assess the performance of our business and for various other purposes, the use of this non-GAAP financial measure as an analytical tool has limitations, and you should not consider it in isolation, or as a substitute for analysis of our results of operations as reported in accordance with GAAP.

The Company’s segments are reported on the same basis used internally for evaluating performance and for allocating resources. The accounting policies for each segment are the same as those described in the summary of significant accounting policies in the Company’s consolidated financial statements. Intersegment sales and transfers are recorded at values based on market prices, which creates intercompany profit on intersegment sales or transfers that is eliminated in consolidation. Intersegment sales were insignificant for the fiscal years ended September 30, 2012, 2011 and 2010.

The following table presents net sales by reportable segment (in thousands):

	Fiscal years ended September 30,
	2012	2011	2010
Net sales to external customers
Power & Control	$776,342	$668,920	$537,232
Airframe	843,643	505,257	261,600
Non-aviation	80,223	31,844	28,822

	$1,700,208	$1,206,021	$827,654

The following table reconciles EBITDA As Defined by segment to consolidated income from continuing operations before income taxes (in thousands):

	Fiscal years ended September 30,
	2012	2011	2010
EBITDA As Defined
Power & Control	$410,259	$349,239	$288,592
Airframe	402,048	244,624	119,488
Non-aviation	24,133	16,522	14,700

Total segment EBITDA As Defined	836,440	610,385	422,780
Unallocated corporate expenses	27,421	20,511	11,171

Total Company EBITDA As Defined	809,019	589,874	411,609

Depreciation and amortization	68,227	60,460	30,165
Interest expense—net	211,906	185,256	112,234
Acquisition-related costs	18,866	29,711	11,682
Stock option expense	22,151	12,568	6,693
Refinancing costs	—	72,454	—

Income from continuing operations before income taxes	$487,869	$229,425	$250,835

The following table presents capital expenditures and depreciation and amortization by segment (in thousands):

	Fiscal years ended September 30,
	2012	2011	2010
Capital expenditures
Power & Control	$9,436	$8,740	$7,331
Airframe	13,730	7,914	4,696
Non-aviation	1,920	522	854
Corporate	160	850	6

	$25,246	$18,026	$12,887

Depreciation and amortization
Power & Control	$21,565	$22,368	$19,719
Airframe	44,128	36,825	9,444
Non-aviation	2,393	980	923
Corporate	141	287	79

	$68,227	$60,460	$30,165

	September 30, 2012	September 30, 2011
Total assets
Power & Control	$1,896,300	$1,784,217
Airframe	2,932,229	2,190,958
Non-aviation	118,520	79,220
Corporate	512,568	459,241

	$5,459,617	$4,513,636

The Company’s sales principally originate from the United States, and the Company’s long-lived assets are principally located in the United States.